Stockholders’ Equity (Details) - $ / shares	1 Months Ended	3 Months Ended	4 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 19, 2020	Nov. 13, 2020	Sep. 30, 2020
Stockholders’ Equity (Details) [Line Items]
preferred stock, par value par share (in Dollars per share)		$ 0.0001	$ 0.0001
Founder shares, description	The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.
Description of warrant redemption			additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.
Converted percentage			20.00%
Business combination, description			The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors.
Preferred stock, shares authorized		1,000,000	1,000,000
Subject forfeiture share (in Dollars per share)		$ 0.0001	$ 0.0001
Common Class B [Member]
Stockholders’ Equity (Details) [Line Items]
Additional purchase share		20,000,000	20,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Shares issued						10,062,500
Shares surrendered				1,437,500	2,875,000
Common stock, shares outstanding		5,162,500	5,750,000
Common stock, shares authorized		20,000,000	20,000,000
Percentage of issued and outstanding shares		20.00%	20.00%
Common Class B [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares outstanding		5,750,000	5,750,000
Common Class B [Member] | Over-Allotment Option [Member]
Stockholders’ Equity (Details) [Line Items]
Subject forfeiture share	587,500	750,000	750,000
Additional purchase share	650,000
Common Class A [Member]
Stockholders’ Equity (Details) [Line Items]
Additional purchase share		380,000,000	380,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued			20,650,000
Common stock, shares outstanding			20,650,000
Common stock subject to possible redemption			17,423,106
Common stock, shares outstanding		2,523,874	3,226,894
Common stock, shares authorized		380,000,000	380,000,000